Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 355,685	$ 331,728
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	71,980	72,907
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	151,794	127,318
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	66,628	67,736
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	43,118	38,629
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 22,165	$ 25,138